Share-based compensation - Restricted shares and RSUs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share based compensation
Weighted-average remaining vesting period for outstanding share options	6 years 3 months 18 days	5 years 9 months	5 years 10 months 24 days	6 years 4 months 20 days
Restricted shares and RSUs
Share based compensation
Number of Shares, Unvested at beginning (in shares) | shares	3,779,613	8,460,274	14,597,666
Number of Shares, Granted (in shares) | shares	1,446,216	647,941	899,005
Number of Shares, Vested (in shares) | shares	(2,655,580)	(4,918,922)	(6,079,090)
Number of Shares, Forfeited/cancelled (in shares) | shares	(256,346)	(409,680)	(957,307)
Number of Shares, Unvested at ending (in shares) | shares	2,313,903	3,779,613	8,460,274	14,597,666
Number of Shares, Expected to vest at ending (in shares) | shares	1,904,094
Weighted Average Grant Date Fair Value, Unvested at beginning (in dollars per share) | $	$ 35.78	$ 41.42	$ 40.97
Weighted Average Grant Date Fair Value, Granted (in dollars per share) | $	19.9	16.38	13.51
Weighted Average Grant Date Fair Value, Vested (in dollars per share) | $	40.08	41.65	39.3
Weighted Average Grant Date Fair Value, Forfeited/cancelled (in dollars per share) | $	17.24	26.99	33.7
Weighted Average Grant Date Fair Value, Unvested at ending (in dollars per share) | $	22.97	$ 35.78	$ 41.42	$ 40.97
Weighted Average Grant Date Fair Value, Expected to vest at ending (in dollars per share) | $	$ 23.15
Weighted Average Remaining Contractual Life, Unvested (In Years)	8 years 3 months 3 days	6 years 9 months 18 days	7 years 1 month 20 days	7 years 5 months 19 days
Weighted Average Remaining Contractual Life, Expected to vest (In Years)	8 years 1 month 28 days